Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

14. RELATED PARTY TRANSACTIONS

a)
Related parties

Affiliate of the Company (collectively hereinafter referred to as “Company Affiliates”)

Wangsu Science and Technology Limited Corporation (“Wangsu”)

Zhangjiakou Qinyun Information Technology Co., Ltd. (“Qinyun”)

Hebei Jizongneng Energy Development Co., Ltd("Jizongneng")

Affiliates of ultimate controlling shareholder of the Company (collectively hereinafter referred to as “Affiliates”)

Bain Capital Private Equity Advisors (China) Ltd.

Bain Capital Private Equity, LP

Bain Capital Mauritius

BCPE Bridge Cayman L.P.

BCC Mauritius Holdings PCC

Affiliates of certain shareholders of the Company (collectively hereinafter referred to as “Shareholder Affiliates”)

Abiding Joy HK Limited

Stackdata Joy HK Limited

Datalake HK Limited

b)
The Group had the following related party transactions, except for transactions disclosed in other notes:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Purchase of services from Wangsu*	83,382	—	—	—
Purchase of utility from Jizongneng**	—	10,541	403,346	58,480
Net revenue from colocation services provided to Wangsu***	83,054	—	—	—
Management consulting services provided by Affiliates****	59,741	—	—	—
Management consulting services provided by Shareholder Affiliates****	13,016	—	—	—
Gain on divestiture of Qinyun and related assets*****	6,562	—	—	—
	245,755	10,541	403,346	58,480

* A portion of the services purchased comprised of certain Colocation Resources purchased from Wangsu, which are not distinct within the context of the Company’s revenue arrangement with Wangsu. Thus, in accordance with ASC 606-10-32-25, the entire consideration for these Colocation Resources (“Consideration Payable”) is accounted for as a reduction of revenue.

** Utility purchased from Jizongneng represented electricity and related costs for the Group’s colocation services which was recorded in cost of revenues.

*** Colocation services revenue from Wangsu for the period January 1, 2020 to October 2, 2020 have been presented net of Consideration Payable amounting to RMB62,440, respectively. Wangsu ceased to be a related party of the Company after the completion of IPO.

**** In connection with the IPO, the Company recognized a one-time consulting agreements’ termination expense amounting to RMB50,000 and RMB11,000, payable in cash to the Affiliates and the Shareholder Affiliates, respectively.

***** On August 4, 2020, the Group disposed 100% of equity interests of Qinyun for nil consideration as Qinyun was in a net deficit position, of which 99.9% and 0.1% was transferred to the Group’s former Chief Executive Officer, Mr. Jing Ju and a third-party individual, respectively. Subsequently, the Group transferred certain assets to Qinyun for cash consideration of RMB64,000, which was recorded in due from related party, as a noncash investing activity in consolidated statements of cash flows. The gain resulting from the divestiture of Qinyun and related assets transfer was RMB6,562.

14. RELATED PARTY TRANSACTIONS (Continued)

c) The Group had the following related party balances at the end of the year:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Amounts due to related parties:
Company Affiliates	6,754	97,797	14,179
Affiliates	478	518	75
Shareholder Affiliates	31,600	—	—
	38,832	98,315	14,254

All the balances with related parties as of December 31, 2021 and 2022 were unsecured. All outstanding balances are also repayable on demand unless otherwise disclosed. No provision for credit losses was recognized for the amount due from related parties for the years ended December 31, 2020, 2021 and 2022.